PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 30, 2018	June 30, 2018
Security deposit	$53,459	$55,156
Prepaid expenses and advances	64,551	65,769
Others	430	6,955
Total	$118,440	$127,880

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2018	June 30, 2017
Security deposit	$55,156	$54,830
Prepaid expenses and advances	65,769	32,471
Others	6,955	7,138
Total	$127,880	$94,439